Segment information - Disaggregation of revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Sales and revenue by geographic region
Total sales and revenues	$ (19,133)	$ (17,638)	$ (16,569)	$ (14,249)	$ (16,215)	$ (16,106)	$ (16,689)	$ (15,799)	$ (67,589)	$ (64,809)
Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	1,473	1,502	1,479	1,303	1,346	1,353	1,429	1,355	5,757	5,483
Corporate Items and Eliminations
Sales and revenue by geographic region
Total sales and revenues	229	231	192	153	176	207	203	225	805	811
Corporate Reconciling Items and Eliminations
Sales and revenue by geographic region
Total sales and revenues	1,702	1,733	1,671	1,456	1,522	1,560	1,632	1,580	6,562	6,294
North America
Sales and revenue by geographic region
Total sales and revenues	(10,339)	(9,681)	(8,851)	(7,738)	(8,236)	(8,545)	(9,043)	(8,573)	(36,609)	(34,397)
North America | Corporate Items and Eliminations
Sales and revenue by geographic region
Total sales and revenues	155	157	120	91	106	135	112	150	523	503
Latin America
Sales and revenue by geographic region
Total sales and revenues	(1,967)	(1,850)	(1,656)	(1,515)	(1,752)	(1,678)	(1,719)	(1,559)	(6,988)	(6,708)
Latin America | Corporate Items and Eliminations
Sales and revenue by geographic region
Total sales and revenues	24	23	23	20	21	23	22	20	90	86
EAME
Sales and revenue by geographic region
Total sales and revenues	(3,876)	(3,231)	(3,180)	(2,506)	(3,268)	(3,199)	(2,997)	(2,852)	(12,793)	(12,316)
EAME | Corporate Items and Eliminations
Sales and revenue by geographic region
Total sales and revenues	28	26	22	20	24	12	40	31	96	107
Asia/ Pacific
Sales and revenue by geographic region
Total sales and revenues	(2,951)	(2,876)	(2,882)	(2,490)	(2,959)	(2,684)	(2,930)	(2,815)	(11,199)	(11,388)
Asia/ Pacific | Corporate Items and Eliminations
Sales and revenue by geographic region
Total sales and revenues	22	25	27	22	25	37	29	24	96	115
Segments Excluding All Other Segments | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(19,350)	(17,859)	(16,748)	(14,391)	(16,383)	(16,305)	(16,884)	(16,012)	(68,348)	(65,584)
Segments Excluding All Other Segments | Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	1,386	1,439	1,407	1,244	1,256	1,289	1,350	1,280	5,476	5,175
Segments Excluding All Other Segments | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(20,736)	(19,298)	(18,155)	(15,635)	(17,639)	(17,594)	(18,234)	(17,292)	(73,824)	(70,759)
Segments Excluding All Other Segments | North America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(10,487)	(9,833)	(8,965)	(7,821)	(8,335)	(8,679)	(9,151)	(8,715)	(37,106)	(34,880)
Segments Excluding All Other Segments | Latin America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(1,991)	(1,873)	(1,679)	(1,535)	(1,773)	(1,702)	(1,741)	(1,580)	(7,078)	(6,796)
Segments Excluding All Other Segments | EAME | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(3,902)	(3,255)	(3,201)	(2,525)	(3,291)	(3,210)	(3,035)	(2,880)	(12,883)	(12,416)
Segments Excluding All Other Segments | Asia/ Pacific | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(2,970)	(2,898)	(2,903)	(2,510)	(2,984)	(2,714)	(2,957)	(2,837)	(11,281)	(11,492)
Construction Industries | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(6,846)	(6,687)	(6,123)	(5,144)	(5,959)	(6,312)	(6,656)	(6,417)	(24,800)	(25,344)
Construction Industries | Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	80	73	67	40	44	33	27	7	260	111
Construction Industries | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(6,926)	(6,760)	(6,190)	(5,184)	(6,003)	(6,345)	(6,683)	(6,424)	(25,060)	(25,455)
Construction Industries | North America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(3,879)	(3,912)	(3,369)	(2,904)	(3,157)	(3,629)	(3,957)	(3,833)	(14,064)	(14,576)
Construction Industries | Latin America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(660)	(654)	(540)	(504)	(623)	(658)	(677)	(595)	(2,358)	(2,553)
Construction Industries | EAME | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(1,326)	(1,217)	(1,185)	(867)	(1,122)	(1,150)	(1,047)	(996)	(4,595)	(4,315)
Construction Industries | Asia/ Pacific | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(981)	(904)	(1,029)	(869)	(1,057)	(875)	(975)	(993)	(3,783)	(3,900)
Resource Industries | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(4,291)	(3,915)	(3,789)	(3,586)	(3,764)	(3,723)	(3,937)	(3,907)	(15,581)	(15,331)
Resource Industries | Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	83	84	97	75	108	105	93	108	339	414
Resource Industries | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(4,374)	(3,999)	(3,886)	(3,661)	(3,872)	(3,828)	(4,030)	(4,015)	(15,920)	(15,745)
Resource Industries | North America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(1,884)	(1,721)	(1,668)	(1,610)	(1,487)	(1,647)	(1,734)	(1,791)	(6,883)	(6,659)
Resource Industries | Latin America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(747)	(605)	(592)	(606)	(618)	(543)	(571)	(541)	(2,550)	(2,273)
Resource Industries | EAME | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(680)	(612)	(584)	(510)	(607)	(579)	(585)	(579)	(2,386)	(2,350)
Resource Industries | Asia/ Pacific | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(980)	(977)	(945)	(860)	(1,052)	(954)	(1,047)	(996)	(3,762)	(4,049)
Power & Energy
Sales and revenue by geographic region
Total sales and revenues	(7,118)	(6,181)	(5,794)	(4,654)	(5,636)	(5,236)	(5,287)	(4,697)	(23,747)	(20,856)
Power & Energy | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(7,118)	(6,181)	(5,794)	(4,654)	(5,636)	(5,236)	(5,287)	(4,697)	(23,747)	(20,856)
Power & Energy | Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	1,223	1,282	1,243	1,129	1,104	1,151	1,230	1,165	4,877	4,650
Power & Energy | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(8,341)	(7,463)	(7,037)	(5,783)	(6,740)	(6,387)	(6,517)	(5,862)	(28,624)	(25,506)
Power & Energy | North America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(3,990)	(3,478)	(3,225)	(2,625)	(3,011)	(2,708)	(2,792)	(2,432)	(13,318)	(10,943)
Power & Energy | Latin America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(464)	(496)	(442)	(326)	(429)	(404)	(392)	(343)	(1,728)	(1,568)
Power & Energy | EAME | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(1,763)	(1,296)	(1,306)	(1,026)	(1,434)	(1,351)	(1,279)	(1,182)	(5,391)	(5,246)
Power & Energy | Asia/ Pacific | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(901)	(911)	(821)	(677)	(762)	(773)	(824)	(740)	(3,310)	(3,099)
Financial Products Segment | Related Party
Sales and revenue by geographic region
Total sales and revenues	(190)	(187)	(172)	(163)	(164)	(190)	(180)	(177)	(712)	(711)
Financial Products Segment | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(1,095)	(1,076)	(1,042)	(1,007)	(1,024)	(1,034)	(1,004)	(991)	(4,220)	(4,053)
Financial Products Segment | Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	0	0	0	0	0	0	0	0	0	0
Financial Products Segment | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(1,095)	(1,076)	(1,042)	(1,007)	(1,024)	(1,034)	(1,004)	(991)	(4,220)	(4,053)
Financial Products Segment | North America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(734)	(722)	(703)	(682)	(680)	(695)	(668)	(659)	(2,841)	(2,702)
Financial Products Segment | Latin America | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(120)	(118)	(105)	(99)	(103)	(97)	(101)	(101)	(442)	(402)
Financial Products Segment | EAME | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(133)	(130)	(126)	(122)	(128)	(130)	(124)	(123)	(511)	(505)
Financial Products Segment | Asia/ Pacific | Operating Segments Excluding Intersegment Eliminations
Sales and revenue by geographic region
Total sales and revenues	(108)	(106)	(108)	(104)	(113)	(112)	(111)	(108)	(426)	(444)
All Other Segment
Sales and revenue by geographic region
Total sales and revenues	(12)	(10)	(13)	(11)	(8)	(8)	(8)	(12)	(46)	(36)
All Other Segment | Intersegment Sales and Revenues
Sales and revenue by geographic region
Total sales and revenues	87	63	72	59	90	64	79	75	281	308
All Other Segment | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(99)	(73)	(85)	(70)	(98)	(72)	(87)	(87)	(327)	(344)
All Other Segment | North America | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(7)	(5)	(6)	(8)	(7)	(1)	(4)	(8)	(26)	(20)
All Other Segment | Latin America | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	0	0	0	0	0	1	0	1	0	2
All Other Segment | EAME | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	(2)	(2)	(1)	(1)	(1)	(1)	(2)	(3)	(6)	(7)
All Other Segment | Asia/ Pacific | Operating Segments
Sales and revenue by geographic region
Total sales and revenues	$ (3)	$ (3)	$ (6)	$ (2)	$ 0	$ (7)	$ (2)	$ (2)	$ (14)	$ (11)